Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held for Sale [Abstract]
Assets Held for Sale

As at December 31, 2021	PPE (Note 18)	ROU Assets (Note 19)	Goodwill (Note 22)	Lease Liabilities (Note 26)	Decommissioning Liabilities (Note 27)
Retail	498	54	—	(58)	(86)
Tucker	505	—	88	—	(33)
Wembley	159	—	—	—	(9)
	1,162	54	88	(58)	(128)